Investment Strategy - NORTHQUEST CAPITAL FUND INC	Apr. 16, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests in small, large and mid-capitalization companies whose stock prices are considered by the Fund's advisor to be undervalued. Undervalued stocks are generally those with a low share price when measured against the value of the total company. The Fund uses an evaluation methodology in selecting common stocks. This methodology examines and evaluates a company's share price, its financial condition, management's use of capital, and other local and international influences that could affect a company's performance. A secondary goal of the Fund is to earn dividend income from common stocks. The Fund seeks to invest in companies that have adequate free cash flow to pay a dividend and consistently increase their dividends on an annual basis.

The Fund’s portfolio may move to a defensive position by holding a higher amount of cash during periods of economic turmoil.